Summary of Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2025 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Inventory writing down		$ 1,292,054
Customer advances	2,587,778		$ 187,913
Recognized revenue			187,913	$ 235,494
Customer advances	2,587,778
Cash and cash equivalents	6,283,350		$ 15,191,995
Insured amount	69,800				¥ 500,000
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit amount	2,998,300
China [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit amount	$ 3,147,799